Income tax - Unrecognised deferred tax balances (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income tax
Australian company tax rate (as a percent)	30.00%	30.00%	30.00%
Unrecognised deferred tax balances
Deductible temporary differences: Tax losses on revenue account	$ 414	$ 422
Deductible temporary differences: Tax losses on capital account	424	265
Taxable temporary differences: Retained earnings of subsidiaries that would be subject to withholding tax if distributed	$ 401	$ 402
Minimum
Income tax
Australian company tax rate (as a percent)	15.00%	15.00%
Maximum
Income tax
Australian company tax rate (as a percent)	40.00%	40.00%
Parent Entity
Unrecognised deferred tax balances
Deductible temporary differences: Tax losses on revenue account	$ 414	$ 422
Deductible temporary differences: Tax losses on capital account	$ 380	$ 150